DEBT - Schedule of Debt (Details) - USD ($)	1 Months Ended	3 Months Ended
	Oct. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
DEBT
Interest expense		$ 331,968	$ 263,485
Amount of accrued interest on debt instrument		620,202		$ 392,253	$ 985,025
Non-related party
DEBT
Total		11,721,899		8,935,616	8,535,936
Less: debt discount and issuance costs		(1,492,901)		(657,064)	(212,772)
Less: notes payable, current portion		(8,530,688)		(7,098,279)	(7,019,499)
Notes payable, net of debt issuance costs and current portion		1,698,310		1,180,273	1,303,665
Secured Promissory Notes
DEBT
Total				550,000	4,250,000
Secured Promissory Notes | Non-related party
DEBT
Total		1,332,962		1,344,610	4,250,000
Small Business Administration Loans | Non-related party
DEBT
Total		902,113		904,911	762,322
Promissory Note
DEBT
Interest expense	$ 17,000
Promissory Note | Non-related party
DEBT
Total		874,985		144,985	79,000
Vehicle Notes | Non-related party
DEBT
Total		277,054		298,439	425,790
Seller Notes
DEBT
Total				1,070,813	1,434,959
Seller Notes | Non-related party
DEBT
Total		1,087,868		1,097,869	1,434,959
Avanti Notes | Related party
DEBT
Total		268,572		279,076
Avanti Notes | Non-related party
DEBT
Total				279,076	179,910
Real Estate Promissory Note | Non-related party
DEBT
Total		370,000		370,000	370,000
Business Loan and Security Agreement | Non-related party
DEBT
Total		924,478		1,056,305	160,262
Sale of Future Receipts
DEBT
Total		2,615,834		518,388
Sale of Future Receipts | Non-related party
DEBT
Total		2,615,834		518,388	$ 856,150
Purchase Order Financing | Non-related party
DEBT
Total		172,000
Notes Payable | Non-related party
DEBT
Total		$ 2,896,033		$ 2,921,033